Derivative Instruments and Hedging Activities - Earnings Effect of Derivative Instruments (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Designated as hedging instrument
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) recognized in income, ineffective portion and amount excluded from effectiveness testing, net	[1]	$ 0	$ 0	$ 0
Designated as hedging instrument | Interest rate swaps
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) recognized in OCI		22	(5)	(15)
Designated as hedging instrument | Interest rate swaps | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) reclassified from accumulated OCI into income		(1)	(16)	(8)
Designated as hedging instrument | Forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) recognized in OCI		$ 2	$ (1)
Designated as hedging instrument | Forward contracts | Franchise fees
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) reclassified from accumulated OCI into income	[2]	less than $1 million	less than $1 million
Not designated as hedging instrument | Interest rate swaps | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, loss reclassified from accumulated OCI into income from discontinued cash flow hedges	[3]	$ (5)	$ (10)	(4)
Not designated as hedging instrument | Interest rate swaps | Other non-operating income, net
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain on interest rate swaps not designated as hedging instruments	[3]		2	4
Not designated as hedging instrument | Forward contracts | Gain (loss) on foreign currency transactions
Derivative Instruments, Gain (Loss) [Line Items]
Derivative instruments, gain (loss) recognized on foreign exchange forward contracts not designated as hedging instruments		$ (9)	$ 12	$ 7

[1]	There were no amounts recognized in earnings related to hedge ineffectiveness or amounts excluded from hedge effectiveness testing during the years ended December 31, 2018, 2017 and 2016.
[2]	The earnings effect of the Fee Forward Contracts on fee revenues for the years ended December 31, 2018 and 2017 was less than $1 million.
[3]	These amounts relate to the interest rate swaps that we have dedesignated and settled. The amounts recognized in interest expense were reclassified from accumulated other comprehensive loss as the underlying transactions occurred.